Finance Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Running costs related to our revolving credit facility	£ 791	£ 863		£ 809
Interest payable on leases	1,128	1,178
Foreign exchange loss	0	6,546		0
Other interest expense	381	416		16
Fair value movement of financial liabilities	842	302		49
Total	3,142	9,305	[1]	1,940	[1]
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Interest payable on leases	1,126	1,176		1,066
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Interest payable on leases	£ 2	£ 2		£ 0

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).